Consolidated Balance Sheets (UNITED DOMINION REALTY, L.P) (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Real estate held for sale, accumulated depreciation	$ 226,067	$ 329,569
OP units outstanding related to general partner	174,859,951	174,847,440
OP units outstanding related to limited partner	9,421,302	5,061,968
United Dominion Realty L.P
Real estate held for sale, accumulated depreciation	$ 52,887	$ 129,309
OP units outstanding related to operating partnership	184,281,253	179,909,408
OP units outstanding related to general partner	110,883	110,883
OP units outstanding related to limited partner	184,170,370	179,798,525